Revenue Recognition	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue Recognition	Revenue Recognition
Revenue
Sales of hardware and accessories as well as revenue from coordination of freight for our customers is recognized at a point in time. Services include enhanced warranty and training revenue and are recognized over time. Revenue from SaaS and revenue from future software upgrade rights are also recognized over time.
The following table presents the Company’s revenue disaggregated based on the revenue source and the timing of revenue recognition:

	Year Ended December 31,
	2025	2024	2023
Revenue from hardware, proprietary embedded firmware and accessories	$155,873	$245,585	$394,667
Revenue from services	7,434	7,391	8,991
Revenue from SaaS	4,624	4,768	5,379
Revenue from software upgrade rights	—	9,637	2,720
Total revenue	$167,931	$267,381	$411,757
Revenue disaggregation
The following table presents the Company’s revenue disaggregated based on geographic location of customers:

	Year Ended December 31,
	2025	2024	2023
United States	$107,546	$179,810	$292,584
Rest of World (1)	60,385	87,571	119,173
Total revenue	$167,931	$267,381	$411,757
(1) For the year ended December 31, 2025, no individual foreign country exceeded 10% of total revenue in the Company's consolidated statements of operations. For the years ended December 31, 2024 and 2023, revenue from Germany of $35,137 and $46,152, respectively, exceeded 10% of total revenue.
Contract liabilities

	December 31,
	2025	2024
Deferred revenue: enhanced warranties	$18,617	$21,090
Deferred revenue: SaaS	8,989	6,078
Deferred revenue: other services	2,637	2,694
Total contract liabilities	$30,243	$29,862
The contract liabilities listed above represent deferred revenue associated with sales of enhanced warranties, SaaS, and services such as training revenue. The deferred revenue amounts included as contract liabilities represent the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied (or partially satisfied) as of each balance sheet date. These performance obligations are expected to be satisfied as follows:

	Enhanced warranties	SaaS services	Other services
2026	$6,008	$3,627	$2,637
2027	4,911	1,789	—
2028	3,897	1,413	—
2029	2,421	1,114	—
2030	960	924	—
Thereafter	420	122	—
Total contract liabilities	$18,617	$8,989	$2,637
During the years ended December 31, 2025, 2024, and 2023, the Company recognized $11,281, $14,004, and $10,148, respectively, in revenue that was included in contract liabilities as of January 1, 2025, 2024 and 2023, respectively.
The Company did not have any contract assets as of or for the years ended December 31, 2025 and 2024.